Supplemental Cash Flow Information	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information

Note 14—Supplemental Cash Flow Disclosures

Cash Paid for Interest and Taxes

The following table reconciles our interest expense, net of capitalized interest, per the Consolidated Condensed Statements of Operations, to cash paid for interest:

	Nine Months Ended September 30,
(In millions)	2011	2010
Interest expense, net of interest capitalized	$1,448.3	$1,471.9
Adjustments to reconcile to cash paid for interest:
Net change in accruals	(201.8)	(237.8)
Amortization of deferred finance charges	(54.0)	(59.9)
Net amortization of discounts and premiums	(122.2)	(120.2)
Amortization of accumulated other comprehensive loss	(60.6)	(31.4)
Rollover of PIK interest to principal	(1.1)	(1.1)
Change in fair value of derivative instruments	62.4	54.1

Cash paid for interest	$1,071.0	$1,075.6

Cash (refunds)/payments of income taxes, net	$(2.4)	$25.9

Significant non-cash transactions during the nine months ended September 30, 2011 include an adjustment to the accrued jackpot liability, and the corresponding cumulative effect adjustment to Accumulated Deficit, resulting from the adoption of the provision of new accounting requirements, as further discussed in Note 2, "Recent Accounting Pronouncements".

Note 17—Supplemental Cash Flow Information

The increase/(decrease) in Cash and cash equivalents due to the changes in long-term and working capital accounts were as follows:

	Successor			Predecessor
(In millions)	2010	2009	Jan. 28, 2008 through Dec. 31, 2008	Jan. 1, 2008 through Jan. 27, 2008
Long-term accounts
Deferred charges and other	$58.2	$(128.7)	$19.3	$14.0
Deferred credits and other	(70.5)	203.4	(99.4)	54.3

Net change in long-term accounts	$(12.3)	$74.7	$(80.1)	$68.3

Working capital accounts
Receivables	$(59.6)	$52.1	$(55.6)	$33.0
Inventories	3.3	9.7	8.9	(1.4)
Prepayments and other	(21.7)	40.0	48.5	(26.5)
Accounts payable	(17.8)	(47.8)	(95.8)	56.9
Accrued expenses	(54.8)	(171.4)	497.4	(229.6)

Net change in working capital accounts	$(150.6)	$(117.4)	$403.4	$(167.6)

Supplemental Disclosure of Cash Paid for Interest and Taxes

The following table reconciles our Interest expense, net of capitalized interest, per the Consolidated Statements of Operations, to cash paid for interest, net of amount capitalized.

	Successor			Predecessor
(In millions)	2010	2009	Jan. 28, 2008 through Dec. 31, 2008	Jan. 1, 2008 through Jan. 27, 2008
Interest expense, net of capitalized interest	$1,981.6	$1,892.5	$2,074.9	$89.7
Adjustments to reconcile to cash paid for interest:
Net change in accruals	(12.8)	248.4	(196.4)	8.7
Amortization of deferred finance charges	(76.4)	(126.8)	(91.8)	(0.8)
Net amortization of discounts and premiums	(163.7)	(128.2)	(129.2)	2.9
Amortization of other comprehensive income	(36.3)	(18.2)	(0.9)	(0.1)
Rollover of Paid in Kind ("PIK") interest to principal	(1.0)	(62.8)	—	—
Change in accrual (related to PIK interest)	—	(40.1)	(68.4)	—
Change in fair value of derivative instruments	74.7	7.6	(65.0)	(39.2)

Cash paid for interest, net of amount capitalized	$1,766.1	$1,772.4	$1,523.2	$61.2

Cash payments/(receipts) for income taxes, net(a)	$(190.2)	$31.0	$11.0	$1.0

(a)	The 2010 net receipt includes approximately $220.8 million of federal income tax refund received in the fourth quarter, offset by other federal, state and foreign taxes paid during the year.

Significant non-cash transactions in 2010 included the impairment of goodwill and other non-amortizing intangible assets discussed in Note 5, "Goodwill and Other Intangible Assets," the first quarter 2010 conversion of preferred shares into common shares and the elimination of cumulative dividends on such preferred shares discussed in Note 9, "Preferred and Common Stock," the second quarter 2010 write-down of long-term note receivable and contingent liability charge discussed in Note 11, "Write-downs, Reserves and Recoveries," and the fourth quarter 2010 exchange of debt for equity discussed in Note 7, "Debt."

Significant non-cash transactions in 2009 and 2008 included the Company's accrued, but unpaid, dividends on its preferred shares of $354.8 million and $297.8 million for the year ended December 31, 2009 and for the period from January 28, 2008 through December 31, 2008, respectively, the impairment of goodwill and other non-amortizing intangible assets discussed in Note 5, "Goodwill and other Intangible Assets," the April 2009 debt exchange transaction discussed in Note 7, "Debt," and the impairment of long-lived tangible assets and the litigation reserve adjustment, both of which are discussed in Note 11, "Write-downs, Reserves and Recoveries."